INVESTMENTS IN UNCONSOLIDATED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2017
INVESTMENTS IN UNCONSOLIDATED ENTITIES
Schedule of carrying value of our investments in unconsolidated entities

The carrying value of our investments in unconsolidated entities as of December 31, 2017 and 2016 were as follows (in millions):

	December 31,	December 31,
	2017	2016
Maui Timeshare Venture, LLC	$43	$42
Harborside at Atlantis	11	12
Other	1	5
Total	$55	$59